12 Other Receivables (Details Narrative) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
CDE Transfer [member]
Disclosure of fair value measurement of assets [line items]
CDE Transfer amount (per month)	R$ 47,005	R$ 51,200